C32 Events after the reporting period	12 Months Ended
Dec. 31, 2017
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C32 Events after the reporting period

C32    Events after the reporting period

Ericsson strengthens focus on innovation and makes changes to Executive Team

On January Jan 31 2018, Ericsson announced changes to the group structure and its Executive Team. A Business Area Emerging Business was created to increase focus on innovation and new business development. Effective April 1, 2018, Åsa Tamsons is appointed Senior Vice President and head of Business Area Emerging Business and member of Ericsson’s Executive Team. The new Business Area Emerging Business will be reported under Segment Other.

Business Area Digital Services is undergoing significant transformation to create a profitable and strong offering in this strategically important area. Ulf Ewaldsson has decided to step down from leading the unit, following the completion of its build up phase. Jan Karlsson, currently head of Solution Area BSS, will step in as acting head of Business Area Digital Services. Ulf Ewaldsson will take on a role as advisor to CEO Börje Ekholm.

The company is also simplifying its group function structure, from currently six functions to four. In light of the change in responsibilities Elaine Weidman- Grunewald has decided to leave the company to pursue other opportunities.

Ericsson concludes strategic review of Media Solutions and Red Bee Media

On January 31 2018, Ericsson concluded the review of strategic opportunities for its Media business – Media Solutions and Red Bee Media – which was initiated in conjunction with the announcement of the company’s focused business strategy on March 28, 2017. Ericsson has implemented substantial performance improvement programs while continuing to invest in the respective business. Both units have made significant progress during 2017. Outcome of the strategic review:

•	One Equity Partners new majority owner in Media Solutions, Ericsson will retain 49% of the shares

•	Media Solutions assets and staff to transfer to independent company upon closing, expected Q3 2018

•	Continued in-house development of Red Bee Media